Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Net Defined Benefit Plan Obligations

The movement on net defined benefit plan obligations is as follows:

(millions of U.S. dollars)	Pension Plans(1)		OPEB(1)		Total(1)
	2025	2024	2025	2024	2025	2024
As of January 1	(423)	(418)	(60)	(72)	(483)	(490)
Plan (expense) benefit recognized in income statement	(45)	(44)	(10)	8	(55)	(36)
Actuarial gains (losses)	77	11	6	(6)	83	5
Exchange differences	-	-	(1)	3	(1)	3
Contributions paid	29	28	6	7	35	35
Net plan obligations as of December 31	(362)	(423)	(59)	(60)	(421)	(483)
Net plan surpluses recognized in non-current assets					83	40
Net plan obligations recognized in non-current liabilities					(504)	(523)

(1)
Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans

The net surpluses (obligations) of the material defined benefit plans recognized in the consolidated statement of financial position are as follows:

(millions of U.S. dollars)	Funded		Unfunded(1)		OPEB		Total
As of December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Present value of plan obligations	(2,423)	(2,382)	(206)	(212)	(29)	(34)	(2,658)	(2,628)
Fair value of plan assets	2,270	2,174	-	-	-	-	2,270	2,174
Net plan obligations	(153)	(208)	(206)	(212)	(29)	(34)	(388)	(454)
Net plan surpluses	76	34	-	-	-	-	76	34
Net plan obligations	(229)	(242)	(206)	(212)	(29)	(34)	(464)	(488)

(1)
Unfunded pension plans consist of SERPs.

Disclosure of Present Value of Defined Benefit Obligations

The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations (millions of U.S. dollars)	Funded		Unfunded		OPEB		Total
As of December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Opening defined benefit obligation	(2,382)	(2,606)	(212)	(231)	(34)	(50)	(2,628)	(2,887)
Current service cost	(4)	(4)	(1)	(1)	-	(1)	(5)	(6)
Administration fees	(15)	(15)	-	-	-	-	(15)	(15)
Interest cost	(128)	(123)	(11)	(11)	(2)	(2)	(141)	(136)
Actuarial (losses) gains from changes in financial assumptions(1)	(16)	179	(3)	9	(1)	1	(20)	189
Actuarial gains from changes in demographic assumptions	26	-	-	-	-	-	26	-
Experience (losses) gains	(30)	(4)	-	(1)	4	(2)	(26)	(7)
Contributions by employees	(3)	(2)	-	-	-	(2)	(3)	(4)
Benefits paid	169	159	22	22	4	9	195	190
Administration fees disbursements	16	15	-	-	-	-	16	15
Plan amendments	-	(1)	-	-	(1)	13	(1)	12
Exchange differences	(56)	20	(1)	1	1	-	(56)	21
Closing defined benefit obligation	(2,423)	(2,382)	(206)	(212)	(29)	(34)	(2,658)	(2,628)

(1)
For funded plans, losses in 2025 were primarily associated with a decrease in discount rates and gains in 2024, were primarily associated with an increase in discount rates, used to measure the obligation.

Defined Benefit Obligation - Other Disclosures

The total closing defined benefit obligation can be further analyzed by participant group and by geography.

As of December 31,	2025	2024	As of December 31,	2025	2024
Active employees	17%	19%	U.S.	70%	71%
Deferred	32%	35%	U.K.	25%	24%
Retirees	51%	46%	Rest of world	5%	5%
Closing defined benefit obligation	100%	100%		100%	100%

Fair Value of Plan Assets

The following summarizes activity in plan assets:

Fair Value of Plan Assets (millions of U.S. dollars)	Funded		Unfunded		OPEB		Total
As of December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Opening fair value of plan assets	2,174	2,421	-	-	-	-	2,174	2,421
Interest income(1)	116	113	-	-	-	-	116	113
Return on plan assets excluding amounts included in interest income(2)	99	(173)	-	-	-	-	99	(173)
Contributions by employer	6	6	22	22	4	7	32	35
Contributions by employees	3	2	-	-	-	2	3	4
Benefits paid	(169)	(159)	(22)	(22)	(4)	(9)	(195)	(190)
Administration fees disbursements	(16)	(15)	-	-	-	-	(16)	(15)
Exchange differences	57	(21)	-	-	-	-	57	(21)
Closing fair value of plan assets	2,270	2,174	-	-	-	-	2,270	2,174

(1)
Interest income is calculated using the discount rate for the period.
(2)
Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate.

Summary of Major Categories of Plan Assets for Funded Plans

In aggregate, the major categories of plan assets for funded plans are as follows:

(millions of U.S. dollars)	Quoted(1)		Unquoted		Total
As of December 31,	2025	2024	2025	2024	2025	2024
Equities(2)	3	1	518	522	521	523
Bonds(3)(4)
Corporate	-	-	502	566	502	566
Government	-	-	462	365	462	365
Other fixed income	-	-	298	294	298	294
Total Bonds	-	-	1,262	1,225	1,262	1,225
Multi-asset(5)	-	-	88	91	88	91
Derivatives	(2)	(2)	1	1	(1)	(1)
Cash and cash equivalents	39	40	240	197	279	237
Other(6)	6	5	115	94	121	99
Total	46	44	2,224	2,130	2,270	2,174

(1)
Asset valuation based on Level 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.
(2)
Equities include direct shareholdings and funds focused on equity strategies.
(3)
Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies. In 2025 and 2024, government bonds included an offset of $513 million and $466 million, respectively, representing collateralized borrowings associated with certain bonds under repurchase agreements. Other fixed income includes blended Corporate/Government credit strategies.
(4)
Includes quoted assets in inactive markets.
(5)
Multi-asset includes funds that invest in a range of asset classes.
(6)
Other is primarily real estate investments.

Summary of Weighted-Average Actuarial Assumptions

The weighted-average actuarial assumptions are as follows:

	Funded		Unfunded		OPEB
As of December 31,	2025	2024	2025	2024	2025	2024
Discount rate	5.32%	5.47%	5.40%	5.57%	4.75%	5.30%
Inflation assumption	2.72%	3.06%	2.70%	2.70%	-	-
Rate of increase in pension payments	2.55%	2.96%	2.75%	2.76%	-	-

Summary of Life Expectation in Years of an Average Plan Participant

The following table illustrates the life expectation in years of an average plan participant retiring at age 65 as of December 31, 2025 and 2024 and a plan participant at age 40 as of December 31, 2025 and 2024 retiring 25 years later at age 65 under the mortality assumptions used.

	Life Expectation in Years
December 31, 2025	Male	Female
Employee retiring as of December 31, 2025 at age 65	21	23
Employee age 40 as of December 31, 2025 retiring at age 65	23	24

	Life Expectation in Years
December 31, 2024	Male	Female
Employee retiring as of December 31, 2024 at age 65	22	23
Employee age 40 as of December 31, 2024 retiring at age 65	24	25

Defined Benefit Plan Expense

Defined benefit plan expense (income) for material defined benefit plans for years ended December 31, 2025 and 2024 are as follows:

Income Statement(1) (millions of U.S. dollars)	Funded		Unfunded		OPEB		Total
Year ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Current service cost	4	4	1	1	-	1	5	6
Net interest cost	12	10	11	11	2	2	25	23
Administration fees	15	15	-	-	-	-	15	15
Plan amendments	-	1	-	-	1	(13)	1	(12)
Defined benefit plan expense (income)	31	30	12	12	3	(10)	46	32

(1)
Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 5. Net interest cost is reported in “Finance costs, net” as set out in note 8. Plan amendments are reported in “Other operating gains, net” in the consolidated income statement.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans

The following summarizes amounts recognized in other comprehensive (income) loss for material defined benefit plans:

Other Comprehensive (Income) Loss (millions of U.S. dollars)	Funded		Unfunded		OPEB		Total
Year ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	16	(179)	3	(9)	1	(1)	20	(189)
Due to demographic assumption changes	(26)	-	-	-	-	-	(26)	-
Due to experience	30	4	-	1	(4)	2	26	7
Return on plan assets (greater than) less than discount rate	(99)	173	-	-		-	(99)	173
Total recognized in other comprehensive (income) loss before taxation	(79)	(2)	3	(8)	(3)	1	(79)	(9)

Accumulated Comprehensive Loss (Income) (millions of U.S. dollars)	Funded		Unfunded		OPEB		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Balance of accumulated comprehensive loss (income) as of January 1	1,315	1,317	48	56	(121)	(122)	1,242	1,251
Net actuarial (gains) losses recognized in the year	(79)	(2)	3	(8)	(3)	1	(79)	(9)
Total accumulated comprehensive loss (income) as of December 31,	1,236	1,315	51	48	(124)	(121)	1,163	1,242